RELATED PARTIES	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
RELATED PARTIES
NOTE 23 - RELATED PARTIES

a.	Transactions with related parties:
	For the year ended December 31,
	2024	2023	2022
	US Dollars in thousands
Payroll, options and payments to related parties employed by the Company	3,550	2,671	5,378
Payroll to directors	228	176	207
Transactions - associated companies	3,474	2,202	766

b.	Balances with related parties:
	December 31,
	2024	2023
	US Dollars in thousands
Receivables – associated companies	3,903	3,555
Trade payables – related companies and parties	83	97
Other payables – related companies and parties	37	41

c.	Related parties' employment terms:

1.	Employment terms of controlling shareholder and director – Mr. Yair Nechmad – for his service as the Company’s CEO:

Payments of management and consulting fee to Mr. Yair Nechmad for serving as CEO are performed under a November 2016 agreement (in this paragraph (1), the "Agreement"). Under the Agreement, the services are provided by Mr. Nechmad through Yair Nechmad Ltd., which is fully controlled by Mr. Yair Nechmad, in consideration for a management fee at a monthly cost of NIS 50 thousand ($14.5 thousand), and reimbursement of various expenses.

On March 10, 2021, the Board of Directors and the general meeting of the shareholders of the Company approved a revision to the terms of engagement between the Company and Mr. Yair Nechmad, effective January 1, 2021, as follows: The management fee of Mr. Yair Nechmad, CEO of the Company, through Yair Nechmad Ltd, was changed to a monthly cost of NIS 150 thousand ($46 thousand), instead of NIS 50 thousand ($15 thousand).

On May 4, 2021, the Board of Directors and general meeting of the Company approved engagement in revised service agreements with Mr. Yair Nechmad, in which the monthly management fee of each of them was revised to NIS 140 thousand ($43 thousand), beginning on the date completing the IPO on the Tel Aviv Stock Exchange, i.e. May 13, 2021. This amount is to increase each calendar year by 2.5% so the payment for each of the 12 months during the year ended December 31, 2024 accounted to NIS 149 thousand ($41 thousand).

Arnon Nechmad, the son of Yair Nechmad, was hired by a wholly-owned subsidiary of the Company, in November 2021, prior to that was an employee of another wholly-owned subsidiary of the Company and, in 2023 became an employee of the Company. Mr. Nechmad received compensation of approximately $91 thousands, $81 thousands and $83 thousands in 2024, 2023 and 2022, respectively.

Tal Tannenbaum, who became the daughter-in-law of Yair Nechmad in August 2022, has been a part-time employee of the Company since December 2021. Ms. Tannenbaum received compensation of approximately $80 thousand, $55 thousand and $26 in 2024, 2023 and 2022 respectively. The company granted to Ms. Tannenbaum 500 options in the March 28, 2022 grant.

2.	The employment terms of controlling shareholder and director, Mr. David Ben Avi, for his service as the Company’s CTO:

Payment of management and consulting fee to Mr. David Ben Avi for serving as the Company’s CTO is under a November 2016 agreement (in this paragraph (2), the "Agreement"). Under the Agreement, services are provided by Mr. Ben Avi through David Ben Avi Holdings Ltd., which is fully controlled by Mr. Ben Avi, in consideration for a monthly management fee at the cost of NIS 50 thousand ($14.5 thousand), and reimbursement of various expenses.

On March 10, 2021, the Board of Directors and the general meeting of the shareholders of the Company approved a revision to the terms of engagement between the Company and Mr. David Ben-Avi, effective January 1, 2021, as follows: The management fee of Mr. David Ben Avi, CTO of the Company, through David Ben Avi Holdings Ltd, was changed to a monthly cost of NIS 150 thousand ($46 thousand), instead of NIS 50 thousand ($15 thousand).

On May 4, 2021, the Board of Directors and general meeting of the Company approved engagement in revised service agreements with Mr. David Ben Avi, in which the monthly management fee was revised to NIS 140 thousand ($43 thousand), beginning on the date completing the IPO on the Tel Aviv Stock Exchange, i.e. May 13, 2021. This amount is to increase each calendar year by 2.5% so the payment for each of the 12 months during the year ended December 31, 2024 accounted to NIS 149 thousand ($41 thousand).

The total expenses related to Oded Frenkel, Mr. Ben Avi’s brother-in-law, who is employed by the Company as Chief Customer Officer in 2024, 2023 and 2022 was $204 thousand, $212 thousand and $236 thousand, respectively. During 2024 Mr. Frenkel received an amount of 2,500 RSUs and in 2023 options to purchase 2,500 ordinary shares at the exercise price of $18.83 per share, and options in 2022 to purchase 2,500 ordinary shares at the exercise price of NIS 65.7 per share.

The total expenses related to Reuven Amar, Mr. Ben Avi’s brother-in-law, who is employed by the Company as Engineering Lab Manager in 2024, 2023 and 2022 was $172 thousand, $177 thousand and $206 thousand, respectively. Mr. Amar received options in 2023 to purchase 2,500 ordinary shares at the exercise price of $18.83 per share, and options in 2022 to purchase 2,500 ordinary shares at the exercise price of NIS 65.7 per share.

3.	Payments to Mr. Amir Nechmad – controlling shareholder and former director

During 2024, 2023 and 2022, the amount paid by the Company to Mr. Amir Nechmad for services rendered to the Company including directors' fees amounted to $17 thousand, $22 thousand and $28 thousand, respectively. As of July, 2024 Mr. Nechmad is no longer serves as a member of the Board of Director.

4.	Payments to Mr. Eran Havshush – Director of the board

On July 2024, Mr. Havshush was appointed as a member of the Board of the Company. Mr. Havshush, has been acting as a consultant to the Company since 2012, providing services related to taxation, capital investments, and other financial and accounting matters. Previously served as the Company’s auditor from 2006 to 2009. Furthermore, Mr. Havshush provides audit, tax, and consulting services on an ongoing basis to the Company’s controlling shareholders, Mr. Yair Nechmad, Mr. Amir Nechmad, and Mr. David Ben-Avi. During years in 2024, 2023, and 2022, the fees paid by the Company to Mr. Havshush were $82 thousands, $88 thousands, and $122 thousands, respectively. Additionally, on May 12, 2024, the Company granted Mr. Havshush 1,013 RSUs (for further details see Note 16(b)(4)).

A. Omer & Co., an Israeli accounting firm where Mr. Havshush serves as a partner, has provided payroll and bookkeeping services to the Company and its Israeli subsidiaries since 2018. During the years 2024, 2023 and 2022 the fees paid by the Company to A. Omer & Co. were $32, $64, and $148, respectively. On May 29, 2024, the Company, Mr. Havshush, and A. Omer & Co. entered into a new service agreement (the “New Service Agreement”), under which Mr. Havshush will continue to provide services related to accounting, tax reporting and compliance, mergers and acquisitions in Israel, employee stock option plans, and other tax-related matters. Under this agreement, he will receive a monthly fee ranging from approximate amounts of $5 thousands to $8 (NIS 20 thousands to NIS 30 thousands, respectively), depending on hours worked. Additionally, he will receive compensation for services rendered in connection with completed acquisitions, offerings, or other special projects, equal to up to three times his monthly fees. Under the New Service Agreement, A. Omer & Co. will continue to provide payroll, bookkeeping, and tax-related services to the Company and affiliated entities. Fees for these services will be based on hourly rates of approximately $54 to $68 (between NIS 200 and NIS 250, respectively), subject to a 25% discount. The fees paid to Mr. Havshush and A. Omer & Co. pursuant to the New Service Agreement are in addition to the director fees paid to Mr. Havshush for his service as a director of the Company.

5.	Directors insurance:

The Company has a directors and office holders insurance policy with limit of liability of NIS 67 million ($20 million) any one occurrence and in the aggregate plus excess limit of $5 million Side A Insurance for the directors & officers only.